RETIREMENT BENEFITS AND ASSETS HELD IN TRUST	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
RETIREMENT AND BENEFITS AND ASSETS HELD IN TRUST
RETIREMENT BENEFITS AND ASSETS HELD IN TRUST
Pension Plan Benefits
We have a qualified defined benefit pension plan (“retirement plan”) for eligible employees, comprised of a traditional final average pay plan and a cash balance plan. The traditional final average pay plan is noncontributory, covers select employees, and provides retirement benefits based on years of benefit service, average final compensation and age at retirement. The cash balance plan is also noncontributory, covers substantially all employees and provides retirement benefits based on eligible compensation and interest credits. Our funding practice for the retirement plan is to contribute amounts necessary to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, plus additional amounts as we determine appropriate. We expect to contribute $4 million to the retirement plan in 2018.
We also have two supplemental nonqualified, noncontributory, defined benefit pension plans for selected management employees (the “supplemental benefit plans” and, collectively with the retirement plan, the “pension plans”). The supplemental benefit plans provide for benefits that supplement those provided by the retirement plan. We expect to contribute $3 million to the supplemental benefit plans in 2018.
Net periodic benefit cost for the pension plans, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net pension cost	$2	$2

The components of net pension cost other than the service cost component are included in the line item “Other (income) and expenses — net” in the condensed consolidated statements of operations.
Other Postretirement Benefits
We provide certain postretirement health care, dental and life insurance benefits for eligible employees. We expect to contribute $9 million to the postretirement benefit plan in 2018.
Net postretirement benefit plan cost, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net postretirement cost	$2	$2

The components of net postretirement cost other than the service cost component are included in the line item “Other (income) and expenses — net” in the condensed consolidated statements of operations.
Defined Contribution Plan
We also sponsor a defined contribution retirement savings plan. Participation in this plan is available to substantially all employees. We match employee contributions up to certain predefined limits based upon eligible compensation and the employee’s contribution rate. The cost of this plan was $2 million and $1 million for the three months ended March 31, 2018 and 2017, respectively.

RETIREMENT BENEFITS AND ASSETS HELD IN TRUST
Pension Plan Benefits
We have a qualified defined benefit pension plan (“retirement plan”) for eligible employees, comprised of a traditional final average pay plan and a cash balance plan. The traditional final average pay plan is noncontributory, covers select employees, and provides retirement benefits based on years of benefit service, average final compensation and age at retirement. The cash balance plan is also noncontributory, covers substantially all employees and provides retirement benefits based on eligible compensation and interest credits. Our funding practice for the retirement plan is to contribute amounts necessary to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, plus additional amounts as we determine appropriate. We made contributions of $4 million, $3 million and $4 million to the retirement plan in 2017, 2016 and 2015, respectively. We expect to contribute $4 million to the retirement plan in 2018.
We also have two supplemental nonqualified, noncontributory, defined benefit pension plans for selected management employees (the “supplemental benefit plans” and collectively with the retirement plan, the “pension plans”). The supplemental benefit plans provide for benefits that supplement those provided by the retirement plan. The obligations under these supplemental benefit plans are included in the pension benefit obligation calculations below. The investments held in trust for the supplemental benefit plans of $53 million and $42 million at December 31, 2017 and 2016, respectively, are not included in the plan asset amounts presented below, but are included in other assets on our consolidated statements of financial position. For the years ended December 31, 2017, 2016 and 2015, we contributed $14 million, $5 million and $9 million, respectively, to these supplemental benefit plans.
Our investments held for the supplemental benefit plans are classified as available-for-sale securities and the life-to-date net unrealized loss of less than $1 million as of December 31, 2017 and December 31, 2016 was recognized in AOCI.
The plan assets of the retirement plan consisted of the following assets by category:

Asset Category	2017	2016
Fixed income securities	50.2%	50.3%
Equity securities	49.8%	49.7%
Total	100.0%	100.0%

Net periodic benefit cost for the pension plans during 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$6	$6	$6
Interest cost	4	4	4
Expected return on plan assets	(4)	(4)	(3)
Amortization of unrecognized loss	1	4	4
Net pension cost	$7	$10	$11

Prior to 2016, we measured service and interest costs for all pension plans utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning in 2016, we adopted a spot rate approach for measuring service and interest costs for all our pension plans whereby specific spot rates along the yield curve used to determine the benefit obligations are applied to the relevant projected cash flows. We believe the new approach provides a more precise measurement of our service and interest costs; therefore, we have accounted for this change prospectively as a change in accounting estimate. This change does not affect the measurement of our total benefit obligation and it did not have a material impact on 2016 net pension cost.
The following table reconciles the obligations, assets and funded status of the pension plans as well as the presentation of the funded status of the pension plans in the consolidated statements of financial position as of December 31, 2017 and 2016:

(In millions)	2017	2016
Change in Benefit Obligation:
Beginning projected benefit obligation	$(116)	$(97)
Service cost	(6)	(6)
Interest cost	(4)	(4)
Actuarial net loss	(7)	(11)
Benefits paid	6	2
Ending projected benefit obligation	(127)	(116)
Change in Plan Assets:
Beginning plan assets at fair value	64	58
Actual return on plan assets	9	5
Employer contributions	4	3
Benefits paid	(2)	(2)
Ending plan assets at fair value	75	64
Funded status, underfunded	$(52)	$(52)
Accumulated benefit obligation:
Retirement plan	$(67)	$(56)
Supplemental benefit plans	(56)	(55)
Total accumulated benefit obligation	$(123)	$(111)
Amounts recorded as:
Funded Status:
Accrued pension liabilities	$(54)	$(52)
Other non-current assets	6	4
Other current liabilities	(4)	(4)
Total	$(52)	$(52)
Unrecognized Amounts in Non-current Regulatory Assets:
Net actuarial loss	$26	$25
Total	$26	$25

The unrecognized amounts that otherwise would have been charged and/or credited to AOCI in accordance with the FASB guidance on accounting for retirement benefits are recorded as a regulatory asset on our consolidated statements of financial position as discussed in Note 6. The amounts recorded as a regulatory asset represent a net periodic benefit cost to be recognized in our operating income in future periods.
Actuarial assumptions used to determine the benefit obligation for the pension plans at December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Weighted average discount rate (a)	3.57%	4.00%	4.26%
Annual rate of salary increases	4.00%	4.00%	4.00%
____________________________

(a)	The 2015 discount rate assumption has been presented to conform to weighted average presentation.
Actuarial assumptions used to determine the benefit cost for the pension plans for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Weighted average discount rate — service cost (a)	4.20%	4.46%	3.95%
Weighted average discount rate — interest cost (a)	3.45%	3.62%	3.95%
Annual rate of salary increases	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.20%	6.40%	6.70%

____________________________

(a)	The 2015 discount rate assumptions have been presented to conform to weighted average presentation.
At December 31, 2017, the projected benefit payments for the pension plans calculated using the same assumptions as those used to calculate the benefit obligation described above are as follows:

(In millions)
2018	$6
2019	6
2020	7
2021	7
2022	7
2023 through 2027	47

Investment Objectives and Fair Value Measurement
The general investment objectives of the retirement plan include maximizing the return within reasonable and prudent levels of risk and controlling administrative and management costs. The targeted asset allocation is weighted equally between equity and fixed income investments. Investment decisions are made by our retirement benefits board as delegated by our board of directors. Equity investments may include various types of U.S. and international equity securities, such as large-cap, mid-cap and small-cap stocks. Fixed income investments may include cash and short-term instruments, U.S. Government securities, corporate bonds, mortgages and other fixed income investments. No investments are prohibited for use in the retirement plan, including derivatives, but our exposure to derivatives currently is not material. We intend that the long-term capital growth of the retirement plan, together with employer contributions, will provide for the payment of the benefit obligations.
We determine our expected long-term rate of return on plan assets based on the current and expected target allocations of the retirement plan investments and considering historical and expected long-term rates of returns on comparable fixed income investments and equity investments.
The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. For the years ended December 31, 2017 and 2016, there were no transfers between levels.
The fair value measurement of the retirement plan assets as of December 31, 2017, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$30	$—	$—
Mutual funds — international equity securities	7	—	—
Mutual funds — fixed income securities	38	—	—
Total	$75	$—	$—
The fair value measurement of the retirement plan assets as of December 31, 2016, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$25	$—	$—
Mutual funds — international equity securities	7	—	—
Mutual funds — fixed income securities	32	—	—
Total	$64	$—	$—

The mutual funds consist primarily of publicly traded mutual funds and are recorded at fair value based on observable trades for identical securities in an active market.
Other Postretirement Benefits
We provide certain postretirement health care, dental and life insurance benefits for eligible employees. We contributed $8 million, $7 million and $9 million to the postretirement benefit plan in 2017, 2016 and 2015, respectively. We expect to contribute $10 million to the postretirement benefit plan in 2018.
The plan assets of the postretirement benefit plan consisted of the following assets by category:

Asset Category	2017	2016
Fixed income securities	50.1%	50.3%
Equity securities	49.9%	49.7%
Total	100.0%	100.0%

Net postretirement benefit plan cost for the postretirement benefit plan for 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$8	$7	$8
Interest cost	3	3	3
Expected return on plan assets	(2)	(2)	(2)
Amortization of unrecognized loss	—	—	1
Net postretirement cost	$9	$8	$10

Prior to 2016, we measured service and interest costs for the postretirement benefit plan utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligation. Beginning in 2016, we adopted a spot rate approach for measuring service and interest costs for the postretirement benefit plan whereby specific spot rates along the yield curve used to determine the benefit obligation are applied to the relevant projected cash flows. We believe the new approach provides a more precise measurement of our service and interest costs; therefore, we have accounted for this change prospectively as a change in accounting estimate. This change does not affect the measurement of our total benefit obligation and it did not have a material impact on 2016 net postretirement benefit cost.
The following table reconciles the obligations, assets and funded status of the plan as well as the amounts recognized as accrued postretirement liability in the consolidated statements of financial position as of December 31, 2017 and 2016:

(In millions)	2017	2016
Change in Benefit Obligation:
Beginning accumulated postretirement obligation	$(68)	$(58)
Service cost	(8)	(7)
Interest cost	(3)	(3)
Actuarial net loss	(8)	(1)
Benefits paid	1	1
Ending accumulated postretirement obligation	(86)	(68)
Change in Plan Assets:
Beginning plan assets at fair value	52	42
Actual return on plan assets	7	4
Employer contributions	8	7
Benefits paid	(1)	(1)
Ending plan assets at fair value	66	52
Funded status, underfunded	$(20)	$(16)
Amounts recorded as:
Funded Status:
Accrued postretirement liabilities	$(20)	$(16)
Total	$(20)	$(16)
Unrecognized Amounts in Non-current Regulatory Assets:
Net actuarial loss	$4	$—
Total	$4	$—

The unrecognized amounts that otherwise would have been charged and/or credited to AOCI in accordance with the FASB guidance on accounting for retirement benefits are recorded as a regulatory asset on our consolidated statements of financial position as discussed in Note 6. The amounts recorded as a regulatory asset represent a net periodic benefit cost to be recognized in our operating income in future periods. Our measurement of the accumulated postretirement benefit obligation as of December 31, 2017 and 2016 does not reflect the potential receipt of any subsidies under the Medicare Prescription Drug, Improvement and Modernization Act of 2003.
The increase in the net actuarial loss as of December 31, 2017, as compared with December 31, 2016, is primarily the result of the decrease in the discount rate, partially offset by higher than expected actual returns on plan assets.
Actuarial assumptions used to determine the benefit obligation for the postretirement benefit plan at December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Discount rate	3.75%	4.28%	4.62%
Annual rate of salary increases	4.00%	4.00%	4.00%
Health care cost trend rate	6.75%	7.00%	7.15%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2025	2022	2022
Annual rate of increase in dental benefit costs	4.50%	5.00%	5.00%
Actuarial assumptions used to determine the benefit cost for the postretirement benefit plan for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Discount rate — service cost	4.35%	4.72%	4.20%
Discount rate — interest cost	3.98%	4.21%	4.20%
Annual rate of salary increases	4.00%	4.00%	4.00%
Health care cost trend rate	7.00%	7.15%	7.25%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2022	2022	2022
Expected long-term rate of return on plan assets	4.70%	4.80%	5.20%

At December 31, 2017, the projected benefit payments for the postretirement benefit plan calculated using the same assumptions as those used to calculate the benefit obligations described above are as follows:

(In millions)
2018	$1
2019	1
2020	2
2021	2
2022	2
2023 through 2027	16

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point increase or decrease in assumed health care cost trend rates would have the following effects on service and interest cost for 2017 and the postretirement benefit obligation at December 31, 2017:

	One-Percentage-	One-Percentage-
(In millions)	Point Increase	Point Decrease
Effect on total of service and interest cost	$3	$(2)
Effect on postretirement benefit obligation	21	(15)

Investment Objectives and Fair Value Measurement
The general investment objectives of the postretirement benefit plan include maximizing the return within reasonable and prudent levels of risk and controlling administrative and management costs. The targeted asset allocation is weighted equally between equity and fixed income investments. Investment decisions are made by our retirement benefits board as delegated by our board of directors. Equity investments may include various types of U.S. and international equity securities, such as large-cap, mid-cap and small-cap stocks. Fixed income investments may include cash and short-term instruments, U.S. Government securities, corporate bonds, mortgages and other fixed income investments. No investments are prohibited for use in the other postretirement benefit plan, including derivatives, but our exposure to derivatives currently is not material. We intend that the long-term capital growth of the postretirement benefit plan, together with employer contributions, will provide for the payment of the benefit obligations.
We determine our expected long-term rate of return on plan assets based on the current target allocations of the postretirement benefit plan investments as well as consider historical returns on comparable fixed income investments and equity investments.
The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. For the years ended December 31, 2017 and 2016, there were no transfers between levels.
The fair value measurement of the postretirement benefit plan assets as of December 31, 2017, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$31	$—	$—
Mutual funds — international equity securities	2	—	—
Mutual funds — fixed income securities	33	—	—
Total	$66	$—	$—
The fair value measurement of the postretirement benefit plan assets as of December 31, 2016, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$25	$—	$—
Mutual funds — international equity securities	1	—	—
Mutual funds — fixed income securities	26	—	—
Total	$52	$—	$—

Our mutual fund investments consist primarily of publicly traded mutual funds and are recorded at fair value based on observable trades for identical securities in an active market.
Defined Contribution Plan
We also sponsor a defined contribution retirement savings plan. Participation in this plan is available to substantially all employees. We match employee contributions up to certain predefined limits based upon eligible compensation and the employee’s contribution rate. The cost of this plan was $5 million, $7 million and $5 million in 2017, 2016 and 2015, respectively.